Warrants	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Warrants [Text Block]	19. Warrants On February 18, 2022, a total of 5,480,000 Osisko warrants that were exercisable at a price of $36.50 expired unexercised.